Interest Rate Benchmark Reform (Tables)	12 Months Ended
Dec. 31, 2023
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform

			Group
	GBP LIBOR	USD LIBOR	Total
2023	£m	£m	£m
Assets
Financial assets at amortised cost	6	—	6
	6	—	6

2022
Assets
Derivatives	—	1,665	1,665
Financial assets at amortised cost	76	57	133
	76	1,722	1,798
Liabilities
Derivatives	66	1,846	1,912
	66	1,846	1,912
Off-balance sheet commitments given	2	—	2